Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income	$ 7,750,978	$ 8,673,210	$ 8,372,697
Other Comprehensive Income (Loss)
Gains (Losses) on Securities Arising During the Year	(608,355)	(505,367)	610,689
Tax Effect	206,841	171,825	(207,634)
Realized (Gains) Losses on Sale of AFS Securities		(385,223)	11,466
Tax Effect		130,976	(3,898)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(401,514)	(587,789)	410,623
Comprehensive Income	$ 7,349,464	$ 8,085,421	$ 8,783,320